Note 11 - Goodwill	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Goodwill Disclosure [Text Block]
11.	Goodwill

			Asia	Investment
	Americas	EMEA	Pacific	Management	Consolidated
Balance, December 31, 2019	$220,410	$257,333	$92,327	$379,151	$949,221
Goodwill acquired during the year	117,984	-	-	-	117,984
Other items	-	-	150	-	150
Foreign exchange	(667)	18,213	2,942	1,141	21,629
Balance, December 31, 2020	337,727	275,546	95,419	380,292	1,088,984
Goodwill acquired during the year	22,491	-	-	-	22,491
Other items	2	-	-	-	2
Foreign exchange	(275)	(15,782)	(3,401)	(971)	(20,429)
Balance, December 31, 2021	359,945	259,764	92,018	379,321	1,091,048
Goodwill	386,216	263,076	92,018	379,321	1,120,631
Accumulated impairment loss	(26,271)	(3,312)	-	-	(29,583)
	$359,945	$259,764	$92,018	$379,321	$1,091,048

A test for goodwill impairment is required to be completed annually, in the Company’s case as of August 1, or more frequently if events or changes in circumstances indicate the asset might be impaired. No goodwill impairments were recorded in 2021 or 2020. The accumulated impairment loss reflects a goodwill impairment incurred in 2009.